Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $13,864,500 .
Narrative - Max Aggregate Offering Price	$ 13,864,500
Final Prospectus	true